Revenue Recognition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue Recognition
Schedule of disaggregated revenue

	Pattern of	Three months ended June 30,		Six months ended June 30,
	Recognition	2023	2022	2023	2022
By product type:
Devices and accessories	Point-in-time	$12,273	$13,429	$21,121	$24,443
Software and other services	Over time	6,214	5,786	12,842	10,346
Total revenue		$18,487	$19,215	$33,963	$34,789

By geographical market:
United States		$15,491	$12,995	$27,496	$24,299
International		2,996	6,220	6,467	10,490
Total revenue		$18,487	$19,215	$33,963	$34,789

	Pattern of
	Recognition	2022	2021	2020
By Product Type:
Devices and accessories	Point-in-time	$50,263	$47,868	$38,347
Software and other services	Over time	23,127	14,697	7,905
Total revenue		$73,390	$62,565	$46,252
By Geographical Market:
United States		$51,072	$42,993	$33,237
International		22,318	19,572	13,015
Total revenue		$73,390	$62,565	$46,252